38. CONTINGENCIES (Details Narrative) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfContingenciesLineItems [Line Items]
Minimum notional income tax provision	$ 97	$ 97
Edenor
DisclosureOfContingenciesLineItems [Line Items]
Legal proceedings provision	0
HIDISA, HINISA and CTG
DisclosureOfContingenciesLineItems [Line Items]
Legal proceedings provision	$ 843